Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 42,380	$ 46,790	$ 6,910	$ 550	$ 96,630
ARGENTINA | Federal Government of Argentina, Customs Collection and Control Agency (ARCA) [Member]
Total	20,080				20,080
ARGENTINA | Province of Jujuy - Provincial Directorate of Revenues Jujuy [Member]
Total	560	7,720	310		8,590
ARGENTINA | Province of Jujuy, Provincial Directorate of Revenue Hidricos [Member]
Total	50				50
ARGENTINA | Province of Jujuy, Municipal Commission of Rinconada [Member]
Total	20				20
ARGENTINA | Province of Jujuy, Municipal Commission of Abra Pampa [Member]
Total	430				430
CANADA | Government of Canada, Canadian Revenue Agency [Member]
Total	1,800				1,800
CANADA | Province of Saskatchewan, Northern Municipal Trust Account [Member]
Total	120				120
CANADA | Province of Saskatchewan, Ministry of the Economy [Member]
Total		5,110			5,110
CANADA | Province of Saskatchewan, Ministry of Environment [Member]
Total			240		240
CANADA | Province of Saskatchewan, Saskatchewan Workers Compensation Board [Member]
Total			460		460
CANADA | Province of Saskatchewan, Saskatchewan Research Council [Member]
Total			180		180
TÜRKIYE | Government of Turkey, Saskatchewan Research Council [Member]
Total	880	14,320	580		15,780
TÜRKIYE | Province of Erzincan, Saskatchewan Research Council [Member]
Total			10	30	40
TÜRKIYE | Province of Erzurum, Erzurum Regional Directorate of Forestry [Member]
Total			3,800		3,800
TÜRKIYE | Province of Artvin, Artvin Special Provincial Administration [Member]
Total				$ 520	520
TÜRKIYE | Province of Artvin, Artvin Regional Directorate of Forestry [Member]
Total			640		640
UNITED STATES | Federal Government of USA [Member]
Total	6,950		380		7,330
UNITED STATES | State of Nevada [Member]
Total	9,720	$ 19,640	$ 310		29,670
UNITED STATES | Humboldt County, Humboldt County Treasurer [Member]
Total	$ 1,770				$ 1,770